Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Company's Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2018 and 2017 were as follows:

	December 31,	December 31,
	2018	2017
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$111,196	$114,107
Inventory related	2,603	2,584
Intangibles assets	23,434	23,143
Provision for employee related obligations	1,169	1,463
Stock-based compensation expense	5,565	4,887
Deferred revenue	2,547	2,036
Property, plant and equipment	1,171	924
Allowance for doubtful accounts	609	646
Foreign currency losses	364	421
Research and development credit carry forwards	13,520	11,288
Other items	2,033	1,383
Gross deferred tax assets	164,211	162,882
Valuation allowance	(152,659)	(152,062)
Total deferred tax assets	$11,552	$10,820

Deferred tax liabilities
Intangibles assets	$(9,140)	$(13,658)
Property, plant and equipment	(2,736)	(3,581)
Total deferred tax liabilities	$(11,876)	$(17,239)
Net deferred tax liabilities	$(324)	$(6,419)

Schedule of Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets

The Company’s deferred tax assets and liabilities are classified in the consolidated balance sheets as follows:

	December 31,	December 31,
	2018	2017
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$1,338	$650
Deferred tax liabilities	1,662	7,069
Net deferred tax liabilities	$(324)	$(6,419)

Schedule of loss before Income Taxes

Loss before income taxes for the years ended December 31, was as follows:

	2018	2017	2016
	(U.S. $ in thousands)
Domestic	$(17,848)	$(98)	$(11,783)
Foreign	9,634	(29,378)	(74,576)
	$(8,214)	$(29,476)	$(86,359)

Schedule of Components of Income Taxes

The components of income taxes for the years ended December 31, were as follows:

	2018	2017	2016
	(U.S. $ in thousands)
Current
Domestic	$(722)	$10,574	$6,242
Foreign	9,414	1,248	(5,310)
	8,692	11,822	932

Deferred
Domestic	(3,169)	(4,497)	(9,851)
Foreign	(787)	1,948	(527)
	(3,956)	(2,549)	(10,378)
Total income taxes	$4,736	$9,273	$(9,446)

Schedule of Reconciliation of Income Tax Rate

A reconciliation of the statutory income tax rate and the effective tax rate for the years ended December 31, is set forth below:

	2018	2017	2016
Statutory tax rate	23.0%	24.0%	25.0%
Approved and Beneficiary Enterprises benefits	16.0	15.7	7.0
US Tax Act enactment	-	(222.5)	-
Stock compensation expense	(24.0)	(5.3)	(2.4)
Tax contingencies	(38.4)	(30.8)	(4.7)
Non-deductible acquisition expenses	(2.3)	(0.6)	(0.2)
Earning taxed under foreign law	(21.6)	43.3	34.4
Valuation Allowance	6.4	144.4	(57.0)
Changes to the prior year’s tax assessment	(15.3)	(1.2)	7.9
Other	(1.4)	1.5	0.9
Effective income tax rate	(57.6)%	(31.5)%	10.9%

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	2018	2017	2016
	(U.S. $ in thousands)
Balance at beginning of year	27,317	18,000	$13,930
Additions for tax positions related to the current year	12,321	8,777	4,039
Foreign currency impact	(2,000)	1,242	-
Adjustments for tax positions related tax settlements	(15,576)	(687)	129
Reduction of reserve for statute expirations	(18)	(15)	(98)
Balance at end of year	$22,044	$27,317	$18,000